Property and equipment, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Subtotal	$ 2,362,280	$ 3,122,015
Less: accumulated depreciation	(1,266,792)	(1,109,060)
Property, plant and equipment, net	1,095,488	2,012,955
Machinery and Equipment [Member]
Subtotal	2,276,969	2,356,528
Vehicles [Member]
Subtotal	24,491	25,347
Property and Building [Member]
Subtotal	$ 60,820	$ 740,140